Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Accounts Payable and Accrued Liabilities

21. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31,	2017	2016

Accruals	2,006	1,927
Trade	337	105
Interest	86	72
Partner Advances	94	-
Note Payable to Partner (1)	-	50
Employee Long-Term Incentives	52	42
Onerous Contract Provisions	8	18
Joint Operations Payables	12	-
Other	40	52
	2,635	2,266
(1)	Note payable to partner was interest bearing at a rate of 1.6783 percent per annum.